Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Raw materials	$ 222		$ 285
Work in progress	0		10
Finished goods	501		308
Inventory, net	$ 723		$ 603
ZHEJIANG TIANLAN
Raw materials | ¥		¥ 54		¥ 1,961
Finished goods | ¥		4,415		2,438
Inventory, net | ¥		¥ 4,469		¥ 4,399